MANOR INVESTMENT FUNDS

Manor Fund

Ticker: MNRMX

Manor Growth Fund

Ticker: MNRGX

Manor Bond Fund Fund

Ticker: MNRBX

Prospectus

Supplement dated August 9, 2024 to Supplement the Prospectus

Dated April 30, 2024

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GENERAL INFORMATION

Sanville & Company 1514 Old York Road, Abington, PA 19001, serves as the independent registered public accounting firm for the Funds.

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215.

Mutual Shareholder Services LLC 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 acts as transfer agent for the Funds.

Statement of Additional Information

Supplement dated August 9, 2024 to Supplement the Statement of Additional Information

Dated April 30, 2024

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Custodian

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, serves as the Funds' custodian ("Custodian").  The Custodian acts as the Funds' depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

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This Supplement and the Prospectus and Statement of Additional Information dated April 30, 2024, as supplemented August 9, 2024, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Funds’ at 1-800-663-4851.

Please retain this Supplement for future reference.